Financial Instruments and Risk Management - Summary of Exposure to Foreign Currency Risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	¥ 550,274	$ 79,010	¥ 1,706,880	$ 245,079	¥ 1,010,076	¥ 308,972
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	¥ 113,583		¥ 150,640